RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Disclosure Text Block [Abstract]
Lessee, Operating Lease, Disclosure [Table Text Block]	Right to use assets – operating leases are summarized below:
February 28, 2021
Amount at inception of leases	$2,703,821
Amount amortized	(1,567,126)
Balance – February 28, 2021	$1,136,695
Right to use assets – operating leases are summarized below:
May 31, 2020
Amount at inception of leases	$2,703,821
Amount amortized	(1,300,392)
Balance – May 31, 2020	$1,403,429

Lease, Cost [Table Text Block]
Operating lease liabilities are summarized below:

Amount at inception of leases	$2,675,310
Amount amortized	(1,516,570)
Balance – February 28, 2021	$1,158,740
February 28, 2021
Warehouses and offices	$1,158,740
Lease liability	$1,158,740
Less: current portion	(93,532)
Lease liability, non-current	$1,065,208

Operating lease liabilities are summarized below:

Amount at inception of leases	$2,675,310
Amount amortized	(1,202,259)
Balance – May 31, 2020	$1,473,051
May 31, 2020
Warehouses and offices	$1,473,051
Lease liability	$1,473,051
Less: current portion	(336,900)
Lease liability, non-current	$1,136,151

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturity analysis under these lease agreements is as follows:

Twelve months ended February 28, 2022	$182,858
Twelve months ended February 28, 2023	173,710
Twelve months ended February 29, 2024	168,408
Twelve months ended February 28, 2025	173,244
Twelve months ended February 28, 2026	178,225
Thereafter	765,722
Total	$1,642,167
Less: Present value discount	(483,427)
Lease liability	$1,158,740

Maturity analysis under these lease agreements is as follows:

Twelve months ended May 31, 2021	$440,022
Twelve months ended May 31, 2022	184,172
Twelve months ended May 31, 2023	168,886
Twelve months ended May 31, 2024	169,617
Twelve months ended May 31, 2025	174,489
Thereafter	899,441
Total	$2,036,627
Less: Present value discount	(563,576)
Lease liability	$1,473,051